Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Integrated Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.2%
Entertainment 1.7%
Electronic Arts, Inc.	27,172	3,478,016
Interactive Media & Services 6.9%
Alphabet, Inc., Class C(a)	43,638	5,383,620
Meta Platforms, Inc., Class A(a)	28,473	7,537,373
Pinterest, Inc., Class A(a)	48,478	1,160,563
Total		14,081,556
Media 1.6%
Charter Communications, Inc., Class A(a)	3,285	1,071,403
Comcast Corp., Class A	57,043	2,244,642
Total		3,316,045
Total Communication Services		20,875,617
Consumer Discretionary 6.4%
Auto Components 0.5%
Gentex Corp.	37,098	974,194
Hotels, Restaurants & Leisure 1.2%
Expedia Group, Inc.(a)	24,944	2,387,390
Leisure Products 0.8%
Hasbro, Inc.	29,221	1,734,266
Specialty Retail 3.4%
AutoZone, Inc.(a)	1,779	4,246,188
Lowe’s Companies, Inc.	13,761	2,767,750
Total		7,013,938
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.(a)	27,126	952,123
Total Consumer Discretionary		13,061,911
Consumer Staples 9.8%
Beverages 1.8%
PepsiCo, Inc.	20,431	3,725,593
Consumer Staples Distribution & Retail 3.6%
U.S. Foods Holding Corp.(a)	58,327	2,320,248
Walmart, Inc.	34,985	5,138,247
Total		7,458,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
Hershey Co. (The)	8,348	2,167,976
Household Products 3.3%
Colgate-Palmolive Co.	26,431	1,965,938
Procter & Gamble Co. (The)	33,197	4,730,572
Total		6,696,510
Total Consumer Staples		20,048,574
Energy 7.1%
Energy Equipment & Services 0.6%
Schlumberger NV	28,583	1,224,210
Oil, Gas & Consumable Fuels 6.5%
Diamondback Energy, Inc.	19,414	2,468,490
EOG Resources, Inc.	29,001	3,111,517
Exxon Mobil Corp.	76,472	7,813,909
Total		13,393,916
Total Energy		14,618,126
Financials 18.2%
Banks 6.3%
Bank of America Corp.	140,758	3,911,665
Citigroup, Inc.	52,391	2,321,969
KeyCorp	92,746	866,248
U.S. Bancorp	34,912	1,043,869
Wells Fargo & Co.	119,318	4,750,049
Total		12,893,800
Capital Markets 3.0%
Charles Schwab Corp. (The)	24,916	1,312,824
Morgan Stanley	23,187	1,895,769
State Street Corp.	43,731	2,974,583
Total		6,183,176
Consumer Finance 2.9%
American Express Co.	27,662	4,386,087
Capital One Financial Corp.	14,436	1,504,375
Total		5,890,462
2	Columbia Integrated Large Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.9%
Fidelity National Information Services, Inc.	30,172	1,646,486
FleetCor Technologies, Inc.(a)	8,843	2,003,382
PayPal Holdings, Inc.(a)	36,179	2,242,736
Total		5,892,604
Insurance 3.1%
Arch Capital Group Ltd.(a)	30,268	2,109,680
Chubb Ltd.	5,324	989,199
Everest Re Group Ltd.	9,875	3,357,697
Total		6,456,576
Total Financials		37,316,618
Health Care 16.3%
Biotechnology 3.2%
Exelixis, Inc.(a)	76,895	1,482,535
Neurocrine Biosciences, Inc.(a)	17,137	1,534,276
Vertex Pharmaceuticals, Inc.(a)	10,719	3,468,347
Total		6,485,158
Health Care Equipment & Supplies 2.8%
Hologic, Inc.(a)	31,605	2,493,319
Medtronic PLC	39,991	3,309,655
Total		5,802,974
Health Care Providers & Services 3.5%
CVS Health Corp.	48,124	3,273,876
Elevance Health, Inc.	8,688	3,890,660
Total		7,164,536
Life Sciences Tools & Services 0.9%
Avantor, Inc.(a)	44,490	887,131
IQVIA Holdings, Inc.(a)	4,622	910,118
Total		1,797,249
Pharmaceuticals 5.9%
Johnson & Johnson	30,495	4,728,555
Merck & Co., Inc.	46,352	5,117,724
Pfizer, Inc.	61,173	2,325,797
Total		12,172,076
Total Health Care		33,421,993
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 11.4%
Building Products 1.8%
Fortune Brands Innovations, Inc.	16,669	1,007,641
Owens Corning	24,465	2,601,364
Total		3,609,005
Commercial Services & Supplies 2.2%
Clean Harbors, Inc.(a)	11,391	1,599,296
Waste Management, Inc.	17,804	2,882,824
Total		4,482,120
Construction & Engineering 1.4%
MasTec, Inc.(a)	27,320	2,769,155
Electrical Equipment 1.2%
Sensata Technologies Holding	58,722	2,438,137
Machinery 1.4%
Gates Industrial Corp. PLC(a)	122,717	1,438,243
Oshkosh Corp.	20,374	1,504,213
Total		2,942,456
Professional Services 1.8%
Booz Allen Hamilton Holding Corp.	16,980	1,707,849
CACI International, Inc., Class A(a)	6,842	2,047,263
Total		3,755,112
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	13,129	1,180,559
W.W. Grainger, Inc.	3,335	2,164,482
Total		3,345,041
Total Industrials		23,341,026
Information Technology 7.9%
Communications Equipment 1.8%
F5, Inc.(a)	12,349	1,822,466
Motorola Solutions, Inc.	6,534	1,842,065
Total		3,664,531
IT Services 1.4%
Akamai Technologies, Inc.(a)	30,529	2,812,331
Semiconductors & Semiconductor Equipment 1.3%
Texas Instruments, Inc.	14,899	2,590,638

Columbia Integrated Large Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.4%
Dolby Laboratories, Inc., Class A	14,506	1,197,180
Dropbox, Inc., Class A(a)	85,793	1,974,955
Salesforce, Inc.(a)	17,318	3,868,495
Total		7,040,630
Total Information Technology		16,108,130
Materials 3.1%
Chemicals 2.2%
Axalta Coating Systems Ltd.(a)	81,711	2,370,436
Dow, Inc.	40,992	1,999,590
Total		4,370,026
Containers & Packaging 0.9%
Sealed Air Corp.	49,687	1,880,653
Total Materials		6,250,679
Real Estate 4.2%
Residential REITs 0.7%
Camden Property Trust	13,748	1,436,253
Retail REITs 1.1%
Brixmor Property Group, Inc.	108,698	2,177,221
Specialized REITs 2.4%
Gaming and Leisure Properties, Inc.	32,836	1,580,725
Public Storage	11,989	3,396,484
Total		4,977,209
Total Real Estate		8,590,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 2.7%
Pinnacle West Capital Corp.	32,307	2,496,685
PPL Corp.	119,921	3,141,930
Total		5,638,615
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	122,162	2,411,478
Total Utilities		8,050,093
Total Common Stocks (Cost $170,215,665)		201,683,450

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	2,819,776	2,818,366
Total Money Market Funds (Cost $2,818,365)		2,818,366
Total Investments in Securities (Cost: $173,034,030)		204,501,816
Other Assets & Liabilities, Net		293,264
Net Assets		204,795,080

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	3,583,115	47,165,134	(47,929,875)	(8)	2,818,366	80	99,482	2,819,776
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Integrated Large Cap Value Fund | Third Quarter Report 2023

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3QT317_08_N01_(07/23)